Organization and Business Description (FY) (Details)		3 Months Ended	12 Months Ended
	Oct. 31, 2019 shares	Mar. 31, 2020 Firm	Dec. 31, 2019 Firm
Organization and Business Description [Abstract]
Number of NYSE member firms through which all securities transactions are cleared | Firm		3	3
Morgan Group, Inc. [Member]
Organization and Business Description [Abstract]
Stock acquired (in shares)	50,000,000
Morgan Group, Inc. [Member] | Associated Capital Group [Member]
Organization and Business Description [Abstract]
Ownership interest	100.00%
G.research, LLC [Member] | Associated Capital Group [Member]
Organization and Business Description [Abstract]
Stock acquired (in shares)	50,000,000
G.research, LLC [Member] | Morgan Group, Inc. [Member]
Organization and Business Description [Abstract]
Stock acquired (in shares)	50,000,000
G.research, LLC [Member] | Morgan Group, Inc. [Member] | Associated Capital Group [Member]
Organization and Business Description [Abstract]
Ownership interest	83.30%